Line of Credit and Notes Payable, Net of Discount - Schedule of Required Principal Payments (Details) - USD ($)	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Debt Disclosure [Abstract]
Year ending December 31, 2025	$ 26,534	$ 438,550
Year ending December 31, 2026	37,720	26,535
Year ending December 31, 2027	39,008	37,720
Year ending December 31, 2028	40,646	39,008
Year ending December 31, 2029		40,646
Thereafter	1,352,125	1,352,123
Total	$ 3,440,743	$ 1,934,583	$ 220,000